ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 15,934	$ 18,938
Accrued vacation	9,405	5,582
Labor union contribution	963	1,443
Deferred revenue	2,920	2,140
Payroll support programm funding	5,579	1,019
Other	3,357	3,765
Total accrued expenses and other current liabilities	$ 38,158	$ 32,887